Income Taxes - Change in Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012	Nov. 02, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 471	$ 940	$ 881	$ 457
Additions for tax positions of prior years	176	108	118
Reductions for tax positions of prior years	(32)	(1)
Settlements		(576)
Lapse of statute of limitations	(139)		(59)
Balance at end of year	$ 476	$ 471	$ 940	$ 457